Net Loss - Summary of Computation of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Income (Loss) from continuing operations	$ (5,931)	$ 45	$ (5,603)	$ (31,331)
Deemed dividend for beneficial conversion feature on Series D-2 Preferred	0	(909)	(909)	(4,232)
Deemed dividend for antidilution adjustments to convertible preferred stock	0	(214)	(214)	(6,402)
Accretion of convertible preferred stock	0	(510)	(510)	(5,714)
Income from discontinued operations, net of income tax expense, attributable to common stock - basic	(453)	367	1,369	870
Loss from continuing operations attributable to common stock - basic	(5,931)	(1,588)	(7,236)	(47,679)
Net loss attributable to common stockholders - basic	(6,384)	(1,221)	(5,867)	(46,809)
Derivative fair value adjustment	0	2,783	10,080	0
Loss from continuing operations attributable to common stock - diluted	(5,931)	(4,371)	(17,316)	(47,679)
Income from discontinued operations, net of income tax expense, attributable to common stock - diluted	(453)	367	1,369	870
Net loss attributable to common stockholders - diluted	$ (6,384)	$ (4,004)	$ (15,947)	$ (46,809)
Weighted-average common shares outstanding - basic	8,516,467	334,086	5,663,311	335,612
Incremental shares from assumed exercise of common stock warrants	0	274,988	273,776	0
Weighted-average of outstanding common stock - diluted	8,516,467	609,074	5,937,087	335,612
Income (loss) per share, continuing operations, per basic share	$ (0.70)	$ (4.75)	$ (1.28)	$ (142.06)
Income (loss) per share, discontinued operations, per basic share	(0.05)	1.10	0.24	2.59
Basic (USD per share)	(0.75)	(3.65)	(1.04)	(139.47)
Income (loss) per share, continuing operations, per diluted share	(0.70)	(7.17)	(2.92)	(142.06)
Income (loss) per share, discontinued operations, per diluted share	(0.05)	0.60	0.23	2.59
Diluted (USD per share)	$ (0.75)	$ (6.57)	$ (2.69)	$ (139.47)